Segment information (Schedule of Reconciliation of Total Adjusted EBITDA to Total Profit (Loss) Before Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Segment information [Line Items]
Adjusted EBITDA for reportable segments	$ 540,779	$ 300,800	$ 217,531
Unrealized gain (loss) on commodity risk management contracts	13,023	463	(12,978)
Depreciation	(96,692)	(88,969)	(118,073)
Share-based payment	(11,038)	(6,621)	(8,444)
Others	(106,537)	(99,428)	(88,669)
Operating profit (loss)	429,077	185,809	(110,663)
Financial expenses	(57,073)	(64,112)	(64,582)
Financial income	3,180	1,652	3,166
Foreign exchange gain (loss)	19,725	5,049	(13,008)
Profit (Loss) before tax	394,909	128,398	(185,087)
Reportable segments [member]
Disclosure of Segment information [Line Items]
Adjusted EBITDA for reportable segments	540,779	300,800	217,531
Unrealized gain (loss) on commodity risk management contracts	13,023	463	(12,978)
Depreciation	(96,692)	(88,969)	(118,073)
Share-based payment	(11,038)	(6,621)	(8,444)
Impairment and write-off of unsuccessful exploration efforts	(25,789)	(16,596)	(186,516)
Lease accounting - IFRS 16	7,851	7,518	9,380
Others	943
Others		(10,786)	(11,563)
Operating profit (loss)	429,077	185,809	(110,663)
Financial expenses	(57,073)	(64,112)	(64,582)
Financial income	3,180	1,652	3,166
Foreign exchange gain (loss)	19,725	5,049	(13,008)
Profit (Loss) before tax	$ 394,909	$ 128,398	$ (185,087)